Share-based payments (Details 1)	12 Months Ended
	Dec. 31, 2023 shares R$ / shares	Dec. 31, 2022 shares R$ / shares
IfrsStatementLineItems [Line Items]
Number of stock options granted | shares	17,329,675
Weighted average exercise price options repurchased or cancelled options | shares | R$ / shares	R$ 12.38
Number of stock options number of options exercisable at ending | shares	4,655,951	3,507,890
Weighted average exercise price number of options exercisable | R$ / shares	R$ 13.60	R$ 16.04
Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding at beginning | shares	8,072,765	7,432,661
Weighted average exercise price options outstanding at beginning | shares | R$ / shares	R$ 13.00	R$ 12.90
Number of stock options granted | shares		4,168,040
Weighted average exercise price options repurchased or cancelled options | shares | R$ / shares	R$ 3.97	R$ 10.26
Number of stock options exercised | shares	(224,983)	(207,179)
Weighted average exercise price options exercised | shares | R$ / shares	R$ 2.79	R$ 4.52
Number of stock options canceled and adjustments in estimated prescribed rights | shares	(1,374,938)	(3,320,757)
Weighted average exercise price options canceled and adjustments in estimated prescribed rights | shares | R$ / shares	R$ 13.47	R$ 20.78
Number of stock options repurchased or cancelled options | shares	(1,452,148)
Number of stock options outstanding at ending | shares	5,020,696	8,072,765
Weighted average exercise price options outstanding at ending | shares | R$ / shares	R$ 12.38	R$ 13.00